RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Balances And Transactions
a.	Balances with related parties:

	Six months ended June 30,	Year ended December 31,
	2023	2022
	Unaudited

Trade accounts receivable	190	151
Trade accounts payable	277	30

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
	Unaudited

Revenues	419	260	182	82
Purchases, selling, general and administrative expenses	365	263	288	78